DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS - Disclosure of derivative transactions (Details) $ in Thousands, lb in Millions, l in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) lb $ / Pound	Dec. 31, 2024 CAD ($) lb $ / Pound l
Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	27
Period	Q1 2026
Cost | $	$ 1,494
Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5.4
Sept 2025 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	27
Period	Jan 2026 - Mar 2026
Cost | $	$ 1,494
Sept 2025 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Sept 2025 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5.4
Sept 2025 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	27
Period	Apr 2026 - Jun 2026
Sept 2025 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	4
Sept 2025 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price	5.4
Mar 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		42.0
Period		Jul 2024 - Dec 2024
Cost | $		$ 1,985
Mar 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		3.75
Mar 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		5
Apr 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		54
Period		Jan 2025 - Jun 2025
Cost | $		$ 2,563
Apr 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4
Apr 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		5
Apr 2024 [Member] | Copper collar [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | lb		54
Period		Jul 2025 - Dec 2025
Cost | $		$ 2,222
Apr 2024 [Member] | Copper collar [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		4
Apr 2024 [Member] | Copper collar [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price		5.4
Feb 2024 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		12.5
Strike price		0.79
Period		Feb 2024 - Jun 2024
Cost | $		$ 165
Sept 2024 [Member] | Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Quantity | l		18.0
Strike price		0.65
Period		Jan 2025 - Jun 2025
Cost | $		$ 561